Financial Risk Management Objectives and Policies - Summary of Liquidity Risk (Detail) - Liquidity risk [member] - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 145,117	€ 231,978
Cash And Cash Equivalents [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	132,994	207,530
Bonds [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	12,123	0
Short-Term Deposits [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 0	€ 24,448